Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AMERICAN FUNDS GLOBAL BALANCED FUND
Entity Central Index Key	0001505612
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 19, 2022
Document Effective Date	Jan. 01, 2023
Prospectus Date	Jan. 01, 2023
American Funds® Global Balanced Fund | Class A
Prospectus:
Trading Symbol	GBLAX
American Funds® Global Balanced Fund | Class 529-F-1
Prospectus:
Trading Symbol	CBFFX
American Funds® Global Balanced Fund | Class R-1
Prospectus:
Trading Symbol	RGBLX
American Funds® Global Balanced Fund | Class R-2
Prospectus:
Trading Symbol	RGBBX
American Funds® Global Balanced Fund | Class R-3
Prospectus:
Trading Symbol	RGBCX
American Funds® Global Balanced Fund | Class R-4
Prospectus:
Trading Symbol	RGBEX
American Funds® Global Balanced Fund | Class R-5
Prospectus:
Trading Symbol	RGBFX
American Funds® Global Balanced Fund | Class R-6
Prospectus:
Trading Symbol	RGBGX
American Funds® Global Balanced Fund | Class C
Prospectus:
Trading Symbol	GBLCX
American Funds® Global Balanced Fund | Class F-1
Prospectus:
Trading Symbol	GBLEX
American Funds® Global Balanced Fund | Class F-2
Prospectus:
Trading Symbol	GBLFX
American Funds® Global Balanced Fund | Class 529-A
Prospectus:
Trading Symbol	CBFAX
American Funds® Global Balanced Fund | Class 529-C
Prospectus:
Trading Symbol	CBFCX
American Funds® Global Balanced Fund | Class 529-E
Prospectus:
Trading Symbol	CBFEX
American Funds® Global Balanced Fund | Class R-2E
Prospectus:
Trading Symbol	RGGHX
American Funds® Global Balanced Fund | Class R-5E
Prospectus:
Trading Symbol	RGBHX
American Funds® Global Balanced Fund | Class F-3
Prospectus:
Trading Symbol	GFBLX
American Funds® Global Balanced Fund | Class 529-T
Prospectus:
Trading Symbol	TFBGX
American Funds® Global Balanced Fund | Class T
Prospectus:
Trading Symbol	TFGBX
American Funds® Global Balanced Fund | Class 529-F-2
Prospectus:
Trading Symbol	FFGGX
American Funds® Global Balanced Fund | Class 529-F-3
Prospectus:
Trading Symbol	FFBGX